UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     November 16, 2009

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          17

Form 13F Information Table Value Total:  $2,098,147



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN REPROGRAPHICS COMPANY      COM          029263100   29372  3085264  SH       Sole                 3085264
AVID TECHNOLOGY, INC.               COM          05367P100  125242  8888709  SH       Sole                 8888709
CAREER EDUCATION CORP.              COM          141665109  394441 16225475  SH       Sole                16225475
CB RICHARD ELLIS GROUP, INC.        COM          12497t101  446360 38020447  SH       Sole                38020447
COLLECTIVE BRANDS, INC.             COM          19421W100   50989  2942237  SH       Sole                 2942237
ECHOSTAR CORPORATION                COM          278768106   32652  1768818  SH       Sole                 1768818
ELECTRONICS FOR IMAGING, INC.       COM          286082102   52066  4619906  SH       Sole                 4619906
ERESEARCH TECHNOLOGY, INC.          COM          29481V108   44864  6409203  SH       Sole                 6409203
FIRST AMERICAN CORP.                COM          318522307  137418  4245234  SH       Sole                 4245234
ITT EDUCATIONAL SERVICES INC.       COM          45068b109  397165  3597182  SH       Sole                 3597182
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109   54965 17504835  SH       Sole                17504835
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357c503   19923  3557767  SH       Sole                 3557767
ROVI CORP.                          COM          55611c108   59937  1783838  SH       Sole                 1783838
SBA COMMUNICATIONS CORP.            COM          78388J106   74961  2773245  SH       Sole                 2773245
SEI INVESTMENTS COMPANY             COM          784117103   72320  3674781  SH       Sole                 3674781
SYMMETRY MEDICAL, INC.              COM          871546206   28624  2760304  SH       Sole                 2760304
WILLIAMS SONOMA, INC.               COM          969904101   76848  3798700  SH       Sole                 3798700